William Gleeson General Counsel O and M; 206.915.1192 wgleeson@appliedminerals,com 55 Washington St, Suite 301 Brooklyn, NY 11201

August 13, 2018

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Attn: George Schuler

Re: Applied Minerals Inc.

Form 10-K for the Fiscal Year Ended December 31, 2017

Filed April 17, 2018

File No. 000-31380

Dear Mr. Schuler:

On behalf of Applied Minerals, Inc., set forth below are our responses to the comments raised by the staff of the Securities and Exchange Commission to the staff’s comment letter dated July 31, 2018 relating to the Annual Report on Form 10-K for the year ended December 31, 2017.

Staff Comment

Resource Study of the Dragon Mine’s Mineralization, Form 10-K page 3

We note multiple references to an ongoing geologic study, which was updated in 2013 and 2016 in your filing. Please forward to our engineer as supplemental information and not as part of your filing, a copy of the latest updated geologic study as required by Industry Guide 7(c).

To minimize the transfer of paper, please provide the requested information on a CD or a flash drive, formatted as Adobe PDF files and provide the name and phone number for a technical person our engineer may call, if he has technical questions about your reserves.

In the event your company desires the return of this supplemental material, please make a written request with the letter of transmittal and include a pre-paid, pre-addressed shipping label to facilitate the return of the supplemental information. Please note that you may request the return of this information pursuant to the provisions of Rule 12b-4 of the Exchange Act.

Registrant’s Response

A flash drive has been sent to your engineer.

Staff Comment

Dragon Pit, Form 10-K page 3

2. The provisions in Instruction 3 to paragraph (b)(5) of Industry Guide 7 preclude the use of any terms other than proven or probable reserves for disclosure in SEC filings. Please remove all resource disclosure from your filing.

Registrant’s Response

All references to resources have been eliminated.

Staff Comment

Dragon Pit, Form 10-K page 3

3. It appears you should also expand your disclosure concerning the exploration plans for the properties to address the following points.

●   Disclose a brief geological justification for each of the exploration projects written in non-technical language.

●   Give a breakdown of the exploration timetable and budget, including estimated amounts that will be required for each exploration activity, such as geophysics, geochemistry, surface sampling, drilling, etc. for each prospect.

●   If there is a phased program planned, briefly outline all phases.

●   If there are no current detailed plans to conduct exploration on the property, disclose this prominently.

●   Disclose how the exploration program will be funded.

●   Identify who will be conducting any proposed exploration work, and discuss their qualifications.

Registrant’s Response

As discussed with the staff, the Company has no current plans for exploration and development work.  The Company has identified deposits that it will mine in the foreseeable future and does not need to perform any exploration or development work to mine them. Pursurant to discussions with the staff, the Company has included a statement to the effect that the Company has no plans for exploration and development work in the next year.  Such a statement has been included in 10-K the Summary section on page 1 and on page 3, in each case under the caption “Research/Development Activities.”

Staff Comment

The Sales Process, Form 10-K page 9

4. We note you generally discuss pricing of halloysite clay and iron oxide material in the competition section. Please modify your filing and disclose, using a chart or graph, the historical industry prices for your salable products for the last 5 years. See Regulation S-K Item 303(a)(3) and the Instructions to Item 303(a).

Registrant’s Response

As discussed with the staff,

a.

With respect to halloysite, the Company sells halloysite for use in advanced applications and there is no real competition, the Company negotiates price with each customer and there is no established market price.

b.

With respect to iron oxide, the Company has sold iron oxide only to one customer and the price was negotiated and to the Company’s knowledge, there is no market price for iron oxide for the use to which the customer put the iron oxide.

We have included statements to this effect in the 10-K in the section “The Selling Process” on page 8.

Very truly yours,

/s/ William Gleeson

William Gleeson

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